Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 800,000
Previously Paid Amount	0
Total Fee Amount	69.60
Net Fee	$ 69.60
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A